Subsequent Events - Additional Information (Detail) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	3 Months Ended						4 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended		3 Months Ended	1 Months Ended						3 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended
	Feb. 23, 2013	Dec. 01, 2012	Sep. 08, 2012	Feb. 25, 2012	Dec. 03, 2011	Sep. 10, 2011	Jun. 16, 2012	Jun. 18, 2011	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011	Aug. 30, 2012 Term Loan A [Member]	Mar. 21, 2013 Term Loan A [Member]	Feb. 23, 2013 7.50% Notes due November 2014 [Member]	Feb. 23, 2013 8.00% Secured Term Loan Facility due August 2018 [Member]	Feb. 23, 2013 Senior Secured Asset Based Revolving Credit Facility [Member]	Feb. 23, 2013 Revolving ABL Credit Facility [Member]	Mar. 21, 2013 Subsequent Event [Member]	Mar. 26, 2013 Subsequent Event [Member] Positions	Jun. 08, 2013 Subsequent Event [Member]	Mar. 20, 2013 Subsequent Event [Member] NAI Banners [Member]	Mar. 21, 2013 Subsequent Event [Member] NAI Banners [Member]	Mar. 21, 2013 Subsequent Event [Member] Term Loan A [Member]	Mar. 21, 2013 Subsequent Event [Member] 8.00% Secured Term Loan Facility due August 2018 [Member]	Mar. 20, 2013 Subsequent Event [Member] American Stores Inc [Member]	Mar. 21, 2013 Subsequent Event [Member] New Albertsons Inc [Member]	Jun. 08, 2013 Subsequent Event [Member] Minimum [Member]	Mar. 21, 2013 Subsequent Event [Member] Minimum [Member] 8.00% Secured Term Loan Facility due August 2018 [Member]	Jun. 08, 2013 Subsequent Event [Member] Maximum [Member]	Mar. 21, 2013 Subsequent Event [Member] Maximum [Member] 8.00% Secured Term Loan Facility due August 2018 [Member]	Mar. 20, 2013 Subsequent Event [Member] AB Acquisition [Member]	Mar. 21, 2013 Subsequent Event [Member] Symphony Investors [Member]	Mar. 21, 2013 Subsequent Event [Member] Senior Secured Asset Based Revolving Credit Facility [Member]	Mar. 21, 2013 Subsequent Event [Member] Senior Secured Asset Based Revolving Credit Facility [Member] Minimum [Member]	Mar. 21, 2013 Subsequent Event [Member] Senior Secured Asset Based Revolving Credit Facility [Member] Maximum [Member]
Subsequent Event [Line Items]
Cash proceeds from sale																						$ 100,000,000
Sale in debt & capital lease obligations																						3,200,000,000
Percentage of issued and outstanding stock under Tender Offer																																30.00%
Price to acquire stock under Tender Offer																																$ 4.00
Number of share validly tendered representing percentage of the issued and outstanding shares																																12
Percentage of issued and outstanding shares at the time of Tender offer expiration																																5.50%
Additional shares of common stock issued																																42
Percentage of aggregate issuance of primary shares under Tender Offer																																19.90%
Price of common stock under tender stock																																$ 4.00
Cash proceed																																170,000,000
Ownership Percentage after share issuance																																21.20%
Dilutive effect on future net earnings (loss)	212	214	212	212	212	213	214	213	212	212	212							42
Company's guarantee for debt obligations on outstanding indenture in connection with stock purchase agreement	84,000,000								84,000,000																467,000,000	411,000,000
Guarantor obligation maximum exposure discounted	60,000,000								60,000,000																	369,000,000
Term of credit facility												6 years											6 years										5 years
Asset-based revolving credit facility borrowing amount	200,000,000								200,000,000																								1,000,000,000
LIBOR Plus interest rate													5.00%																					1.75%	2.25%
Existing term loan	850,000,000								850,000,000														1,500,000,000
LIBOR floor interest rate													1.25%
Existing asset-based revolving facility																	1,650,000,000
Refinancing of bond														490,000,000
Debt instrument, interest rate														7.50%	8.00%
Senior notes maturity period														2014
Accounts receivable securitization facility														200,000,000
Financing cost									66,000,000	8,000,000	25,000,000					80,000,000
Financing cost, capitalized																65,000,000
Financing cost, expensed																15,000,000
Recognize non cash charge for write-off of existing unamortized financing costs																38,000,000
Recognize non cash charge for accelerated amortization of original issue discount on the existing term loan																22,000,000
First priority liens and securing interest on leased real estate granting period																								90 days
First priority liens and securing interest on additional equipment granting period																								120 days
Percentage of net cash proceeds to prepay outstanding loans																								100.00%
Maximum period for prepayment of loans outstanding																								90 days
Percentage of aggregate principal amount to prepay outstanding loans																												0.00%		50.00%
Minimum contribution to company Retirement Plan																					450,000,000
Dividend payment to stockholders																					0
Cash depositions into escrow account																															467,000,000
Stock-based compensation expense									13,000,000	13,000,000	14,000,000									10,000,000
Reduction in national workforce																			1,100
Severance charges																											25,000,000		30,000,000
Incremental to workforce reduction	$ 27,000,000